Schedule of Investments
(unaudited)
May 31, 2024
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Air Freight & Logistics — 0.7%
FedEx Corp.
2.40% , 05/15/31
(a)
................. USD 11 $ 9,232
4.55% , 04/01/46 .................. 37 30,686
United Parcel Service, Inc.
6.20% , 01/15/38 .................. 15 16,263
3.75% , 11/15/47 .................. 27 20,741
5.50% , 05/22/54 .................. 7 6,922
83,844
Automobile Components — 0.1%
Aptiv plc
3.25% , 03/01/32 .................. 10 8,615
4.15% , 05/01/52 .................. 10 7,499
16,114
Automobiles — 0.7%
General Motors Co.
6.80% , 10/01/27 .................. 25 25,913
5.60% , 10/15/32
(a)
................. 15 14,896
5.15% , 04/01/38 .................. 25 22,943
6.25% , 10/02/43 .................. 10 9,936
5.20% , 04/01/45 .................. 10 8,783
82,471
Banks — 23.0%
Banco Santander SA, 6.35%, 03/14/34 ..... 25 25,182
Bank of America Corp.
(b)
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28 ..................... 65 60,873
(1-day SOFR + 1.63%), 5.20% , 04/25/29 . 25 24,864
(3-mo. CME Term SOFR + 1.47%), 3.97% ,
02/07/30 ..................... 10 9,412
(1-day SOFR + 2.15%), 2.59% , 04/29/31 . 25 21,433
(1-day SOFR + 1.32%), 2.69% , 04/22/32 . 50 41,986
(1-day SOFR + 1.22%), 2.30% , 07/21/32 . 60 48,793
(1-day SOFR + 1.33%), 2.97% , 02/04/33 . 20 16,848
(1-day SOFR + 2.16%), 5.02% , 07/22/33 . 5 4,873
(1-day SOFR + 1.84%), 5.87% , 09/15/34 . 15 15,338
(1-day SOFR + 1.65%), 5.47% , 01/23/35 . 15 14,909
(3-mo. CME Term SOFR + 1.58%), 4.08% ,
04/23/40 ..................... 45 37,990
(1-day SOFR + 1.93%), 2.68% , 06/19/41 . 10 6,973
(1-day SOFR + 1.58%), 3.31% , 04/22/42 . 15 11,376
(3-mo. CME Term SOFR + 3.41%), 4.08% ,
03/20/51 ..................... 5 3,999
(1-day SOFR + 1.88%), 2.83% , 10/24/51 . 10 6,312
(1-day SOFR + 1.56%), 2.97% , 07/21/52
(a)
52 33,821
Bank of Nova Scotia (The), 2.45%, 02/02/32 . 25 20,483
Barclays plc
(b)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.65%), 5.50% ,
08/09/28 ..................... 200 199,353
(1-day SOFR + 2.98%), 6.22% , 05/09/34 . 20 20,468
Canadian Imperial Bank of Commerce
3.60% , 04/07/32 .................. 10 8,834
6.09% , 10/03/33 .................. 6 6,183
Citigroup, Inc.
4.45% , 09/29/27 .................. 20 19,442
4.13% , 07/25/28 .................. 15 14,338
(3-mo. CME Term SOFR + 1.60%), 3.98% ,
03/20/30
(b)
.................... 15 14,114
(1-day SOFR + 1.42%), 2.98% , 11/05/30
(b)
10 8,854
(1-day SOFR + 3.91%), 4.41% , 03/31/31
(b)
95 90,123
(1-day SOFR + 1.17%), 2.56% , 05/01/32
(b)
10 8,306
6.63% , 06/15/32 .................. 15 15,978
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.35%), 3.06% , 01/25/33
(b)
USD 10 $ 8,450
(1-day SOFR + 1.94%), 3.79% , 03/17/33
(b)
5 4,439
(1-day SOFR + 2.09%), 4.91% , 05/24/33
(b)
10 9,585
(1-day SOFR + 1.38%), 2.90% , 11/03/42
(b)
30 21,003
4.75% , 05/18/46 .................. 55 48,099
4.65% , 07/23/48 .................. 25 22,029
Citizens Financial Group, Inc.
3.25% , 04/30/30 .................. 10 8,737
(1-day SOFR + 2.33%), 6.65% , 04/25/35
(b)
5 5,122
Cooperatieve Rabobank UA, 5.25%, 05/24/41 40 39,530
Fifth Third Bancorp
(1-day SOFR + 2.34%), 6.34% , 07/27/29
(b)
10 10,254
(SOFR Index + 2.13%), 4.77% , 07/28/30
(b)
10 9,609
8.25% , 03/01/38 .................. 6 7,021
HSBC Holdings plc
(b)
(1-day SOFR + 1.97%), 6.16% , 03/09/29 . 40 40,853
(1-day SOFR + 1.19%), 2.80% , 05/24/32 . 200 167,555
Huntington Bancshares, Inc.
(1-day SOFR + 2.02%), 6.21% , 08/21/29
(a) (b)
15 15,271
2.55% , 02/04/30 .................. 5 4,234
(SOFR Index + 1.87%), 5.71% , 02/02/35
(b)
7 6,878
ING Groep NV, (1-day SOFR + 2.09%), 6.11%,
09/11/34
(b)
..................... 20 20,596
JPMorgan Chase & Co.
(1-day SOFR + 1.99%), 4.85% , 07/25/28
(b)
30 29,597
(1-day SOFR + 1.45%), 5.30% , 07/24/29
(b)
33 32,955
(1-day SOFR + 1.75%), 4.57% , 06/14/30
(b)
10 9,658
(3-mo. CME Term SOFR + 1.51%), 2.74% ,
10/15/30
(b)
.................... 15 13,191
(3-mo. CME Term SOFR + 3.79%), 4.49% ,
03/24/31
(b)
.................... 15 14,399
(3-mo. CME Term SOFR + 1.25%), 2.58% ,
04/22/32
(b)
.................... 110 92,331
(1-day SOFR + 2.08%), 4.91% , 07/25/33
(b)
15 14,518
(1-day SOFR + 1.85%), 5.35% , 06/01/34
(b)
15 14,868
(1-day SOFR + 1.49%), 5.77% , 04/22/35
(b)
15 15,323
6.40% , 05/15/38 .................. 95 105,243
5.40% , 01/06/42 .................. 15 15,020
(3-mo. CME Term SOFR + 1.72%), 4.03% ,
07/24/48
(b)
.................... 15 12,160
(1-day SOFR + 1.58%), 3.33% , 04/22/52
(b)
10 7,040
KeyCorp
2.55% , 10/01/29
(a)
................. 20 16,877
(SOFR Index + 2.06%), 4.79% , 06/01/33
(b)
10 9,084
Lloyds Banking Group plc, (1-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.75%), 5.68%, 01/05/35
(b)
........... 40 39,845
Mitsubishi UFJ Financial Group, Inc., 2.05%,
07/17/30 ...................... 200 165,708
Mizuho Financial Group, Inc., 4.02%, 03/05/28 200 191,754
NatWest Group plc
(b)
(3-mo. LIBOR USD + 1.75%), 4.89% ,
05/18/29 ..................... 50 48,747
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.50%), 5.78% ,
03/01/35 ..................... 10 10,008
PNC Financial Services Group, Inc. (The)
(1-day SOFR + 1.84%), 5.58% , 06/12/29
(b)
15 15,080
2.55% , 01/22/30 .................. 50 43,379
(SOFR Index + 2.14%), 6.04% , 10/28/33
(b)
16 16,402
(1-day SOFR + 2.28%), 6.88% , 10/20/34
(b)
20 21,673
(1-day SOFR + 1.90%), 5.68% , 01/22/35
(b)
5 4,999
Royal Bank of Canada
6.00% , 11/01/27 .................. 25 25,616
5.20% , 08/01/28 .................. 10 10,048

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
2.30% , 11/03/31 .................. USD 10 $ 8,219
5.00% , 02/01/33 .................. 10 9,793
5.15% , 02/01/34
(a)
................. 10 9,852
Santander Holdings USA, Inc., (1-day SOFR +
2.36%), 6.50%, 03/09/29
(b)
........... 20 20,370
Sumitomo Mitsui Financial Group, Inc., 3.35%,
10/18/27 ...................... 200 187,961
Toronto-Dominion Bank (The)
2.00% , 09/10/31 .................. 15 12,077
4.46% , 06/08/32 .................. 35 32,880
Truist Financial Corp.
1.13% , 08/03/27 .................. 20 17,563
(1-day SOFR + 1.62%), 5.44% , 01/24/30
(b)
15 14,910
(1-day SOFR + 1.85%), 5.12% , 01/26/34
(b)
25 23,797
(1-day SOFR + 2.36%), 5.87% , 06/08/34
(b)
10 10,026
(1-day SOFR + 1.92%), 5.71% , 01/24/35
(b)
10 9,923
US Bancorp
(1-day SOFR + 2.02%), 5.78% , 06/12/29
(b)
25 25,263
1.38% , 07/22/30 .................. 65 52,005
(1-day SOFR + 1.60%), 4.84% , 02/01/34
(b)
10 9,419
(1-day SOFR + 2.26%), 5.84% , 06/12/34
(b)
10 10,081
(1-day SOFR + 1.86%), 5.68% , 01/23/35
(b)
10 9,984
Westpac Banking Corp.
5.54% , 11/17/28 .................. 15 15,302
2.15% , 06/03/31 .................. 15 12,453
6.82% , 11/17/33 .................. 5 5,347
2.96% , 11/16/40
(a)
................. 10 6,983
3.13% , 11/18/41 .................. 5 3,507
2,763,961
Beverages — 0.1%
Keurig Dr Pepper, Inc., 3.80%, 05/01/50 .... 20 14,957
Biotechnology — 4.7%
AbbVie, Inc.
4.80% , 03/15/29 .................. 25 24,726
3.20% , 11/21/29 .................. 30 27,350
5.05% , 03/15/34 .................. 20 19,779
4.05% , 11/21/39 .................. 70 60,371
4.70% , 05/14/45 .................. 25 22,552
4.25% , 11/21/49 .................. 55 45,650
5.50% , 03/15/64 .................. 8 7,861
Amgen, Inc.
1.65% , 08/15/28 .................. 50 43,501
5.25% , 03/02/30 .................. 27 27,075
2.00% , 01/15/32 .................. 25 19,949
5.25% , 03/02/33 .................. 27 26,757
5.60% , 03/02/43 .................. 28 27,759
4.40% , 05/01/45 .................. 15 12,663
4.66% , 06/15/51 .................. 75 64,036
4.40% , 02/22/62 .................. 15 11,887
5.75% , 03/02/63 .................. 12 11,788
Biogen, Inc.
2.25% , 05/01/30 .................. 20 16,842
3.15% , 05/01/50 .................. 5 3,228
Gilead Sciences, Inc.
1.65% , 10/01/30 .................. 25 20,399
4.00% , 09/01/36 .................. 20 17,499
4.75% , 03/01/46 .................. 50 44,392
Regeneron Pharmaceuticals, Inc., 1.75%,
09/15/30 ...................... 15 12,224
568,288
Broadline Retail — 0.1%
eBay, Inc.
2.70% , 03/11/30 .................. 10 8,766
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
3.65% , 05/10/51 .................. USD 10 $ 7,107
15,873
Building Products — 0.3%
Carrier Global Corp.
2.72% , 02/15/30 .................. 15 13,166
3.38% , 04/05/40 .................. 10 7,734
3.58% , 04/05/50 .................. 20 14,575
35,475
Capital Markets — 8.3%
AerCap Ireland Capital DAC, 3.00%, 10/29/28 150 135,582
Ameriprise Financial, Inc., 5.15%, 05/15/33 .. 5 4,979
Bank of New York Mellon Corp. (The), 3.30%,
08/23/29 ...................... 15 13,660
Charles Schwab Corp. (The), 2.30%, 05/13/31 20 16,653
CME Group, Inc.
2.65% , 03/15/32 .................. 5 4,268
5.30% , 09/15/43 .................. 5 5,007
Goldman Sachs Group, Inc. (The)
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(b)
100 83,452
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(b)
20 16,314
(1-day SOFR + 1.41%), 3.10% , 02/24/33
(b)
15 12,746
(1-day SOFR + 1.95%), 6.56% , 10/24/34
(a) (b)
15 16,088
(1-day SOFR + 1.55%), 5.85% , 04/25/35
(b)
15 15,316
6.75% , 10/01/37 .................. 75 81,238
5.15% , 05/22/45 .................. 45 42,619
Intercontinental Exchange, Inc.
1.85% , 09/15/32 .................. 10 7,719
4.25% , 09/21/48 .................. 10 8,265
4.95% , 06/15/52 .................. 15 13,749
3.00% , 09/15/60 .................. 30 18,047
Morgan Stanley
(1-day SOFR + 2.24%), 6.30% , 10/18/28
(b)
75 77,076
(3-mo. CME Term SOFR + 1.89%), 4.43% ,
01/23/30
(b)
.................... 25 24,059
(1-day SOFR + 1.18%), 2.24% , 07/21/32
(b)
140 113,399
(1-day SOFR + 1.29%), 2.94% , 01/21/33
(a) (b)
30 25,283
(1-day SOFR + 1.87%), 5.25% , 04/21/34
(b)
10 9,766
(1-day SOFR + 2.05%), 6.63% , 11/01/34
(b)
20 21,507
(1-day SOFR + 1.58%), 5.83% , 04/19/35
(b)
15 15,304
4.30% , 01/27/45 .................. 60 51,258
(1-day SOFR + 4.84%), 5.60% , 03/24/51
(b)
30 30,449
Nasdaq, Inc., 5.55%, 02/15/34 .......... 30 29,893
Nomura Holdings, Inc., 6.07%, 07/12/28 .... 50 51,026
Northern Trust Corp., 6.13%, 11/02/32 ..... 10 10,377
Raymond James Financial, Inc., 3.75%,
04/01/51 ...................... 10 7,322
S&P Global, Inc.
2.90% , 03/01/32 .................. 10 8,595
3.70% , 03/01/52 .................. 5 3,768
State Street Corp., 2.20%, 03/03/31 ...... 5 4,137
UBS AG, 5.65%, 09/11/28 ............ 25 25,423
1,004,344
Chemicals — 1.0%
Air Products & Chemicals, Inc.
2.05% , 05/15/30 .................. 10 8,506
4.85% , 02/08/34 .................. 7 6,821
2.70% , 05/15/40 .................. 10 7,154
Celanese US Holdings LLC
6.17% , 07/15/27 .................. 13 13,172
6.70% , 11/15/33 .................. 19 19,977
CF Industries, Inc., 5.15%, 03/15/34 ...... 15 14,334
DuPont de Nemours, Inc., 5.32%, 11/15/38 .. 30 30,219
Nutrien Ltd., 5.00%, 04/01/49 .......... 10 8,849

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Sherwin-Williams Co. (The), 4.50%, 06/01/47 . USD 15 $ 12,712
121,744
Commercial Services & Supplies — 0.4%
Republic Services, Inc., 3.95%, 05/15/28 ... 20 19,174
Waste Connections, Inc., 4.20%, 01/15/33 ... 12 11,105
Waste Management, Inc.
1.50% , 03/15/31 .................. 20 15,952
4.88% , 02/15/34 .................. 8 7,812
54,043
Communications Equipment — 0.7%
Cisco Systems, Inc.
5.05% , 02/26/34 .................. 15 14,914
5.90% , 02/15/39 .................. 25 26,515
5.30% , 02/26/54 .................. 15 14,710
Motorola Solutions, Inc.
4.60% , 05/23/29 .................. 15 14,570
2.30% , 11/15/30 .................. 10 8,325
79,034
Construction Materials — 0.1%
Martin Marietta Materials, Inc.
2.40% , 07/15/31 .................. 5 4,137
3.20% , 07/15/51 .................. 5 3,367
7,504
Consumer Finance — 1.5%
Ally Financial, Inc., 8.00%, 11/01/31 ...... 15 16,430
American Express Co.
4.05% , 05/03/29 .................. 25 23,989
4.05% , 12/03/42 .................. 10 8,434
American Honda Finance Corp., 4.90%,
01/10/34 ...................... 5 4,842
Capital One Financial Corp., 3.80%, 01/31/28 25 23,693
General Motors Financial Co., Inc.
2.40% , 04/10/28 .................. 15 13,369
2.70% , 06/10/31 .................. 50 41,147
3.10% , 01/12/32 .................. 15 12,543
6.10% , 01/07/34 .................. 15 15,097
John Deere Capital Corp.
4.90% , 03/07/31 .................. 10 9,910
Series I , 5.15% , 09/08/33 ............ 10 10,024
Synchrony Financial, 3.95%, 12/01/27
(a)
.... 5 4,675
184,153
Consumer Staples Distribution & Retail — 0.5%
Dollar General Corp., 3.50%, 04/03/30 ..... 15 13,553
Dollar Tree, Inc., 4.20%, 05/15/28 ........ 20 19,165
Sysco Corp., 6.60%, 04/01/50 .......... 10 11,115
Target Corp.
2.35% , 02/15/30 .................. 10 8,720
2.95% , 01/15/52 .................. 5 3,223
4.80% , 01/15/53
(a)
................. 10 9,079
64,855
Containers & Packaging — 0.0%
Berry Global, Inc., 5.65%, 01/15/34
(c)
...... 5 4,879
Diversified REITs — 0.5%
Digital Realty Trust LP, 5.55%, 01/15/28 .... 20 20,110
Simon Property Group LP, 2.65%, 07/15/30 .. 50 43,259
63,369
Diversified Telecommunication Services — 5.7%
AT&T, Inc.
4.10% , 02/15/28 .................. 20 19,247
2.55% , 12/01/33 .................. 110 86,860
3.50% , 06/01/41 .................. 50 38,152
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
3.65% , 06/01/51 .................. USD 85 $ 60,030
3.55% , 09/15/55 .................. 95 63,879
3.65% , 09/15/59 .................. 15 10,016
Bell Telephone Co. of Canada or Bell Canada,
4.46%, 04/01/48 ................. 15 12,492
British Telecommunications plc, 9.63%,
12/15/30
(d)
..................... 15 18,261
Deutsche Telekom International Finance BV,
8.75%, 06/15/30
(d)
................ 15 17,483
Orange SA, 5.50%, 02/06/44 ........... 20 19,465
Telefonica Emisiones SA, 7.05%, 06/20/36 .. 50 54,350
TELUS Corp., 4.60%, 11/16/48 ......... 7 5,863
Verizon Communications, Inc.
4.33% , 09/21/28 .................. 40 38,792
3.88% , 02/08/29 .................. 20 18,923
3.15% , 03/22/30 .................. 20 17,921
2.55% , 03/21/31 .................. 30 25,316
4.50% , 08/10/33 .................. 15 14,066
3.40% , 03/22/41 .................. 125 95,697
4.86% , 08/21/46 .................. 5 4,574
2.99% , 10/30/56 .................. 100 60,988
682,375
Electric Utilities — 0.1%
Commonwealth Edison Co., 4.00%, 03/01/48 . 10 7,787
Oncor Electric Delivery Co. LLC, 4.95%,
09/15/52 ...................... 5 4,529
12,316
Electrical Equipment — 0.2%
Eaton Corp., 4.15%, 03/15/33 .......... 15 13,988
Regal Rexnord Corp.
6.30% , 02/15/30 .................. 5 5,121
6.40% , 04/15/33 .................. 10 10,287
29,396
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., 2.20%, 09/15/31 ........ 10 8,176
CDW LLC, 3.57%, 12/01/31 ........... 11 9,531
Corning, Inc., 4.38%, 11/15/57 .......... 15 11,687
29,394
Entertainment — 0.9%
Walt Disney Co. (The)
3.80% , 03/22/30 .................. 15 14,085
2.65% , 01/13/31 .................. 50 43,399
3.60% , 01/13/51 .................. 65 48,279
105,763
Financial Services — 1.6%
Equitable Holdings, Inc., 5.00%, 04/20/48 ... 10 8,915
Fidelity National Information Services, Inc.,
5.10%, 07/15/32 ................. 10 9,860
Fiserv, Inc.
5.63% , 08/21/33 .................. 12 12,048
4.40% , 07/01/49 .................. 20 16,289
Global Payments, Inc.
3.20% , 08/15/29 .................. 15 13,371
5.95% , 08/15/52 .................. 10 9,648
Mastercard, Inc.
3.35% , 03/26/30 .................. 40 36,813
3.85% , 03/26/50 .................. 10 7,924
PayPal Holdings, Inc.
2.30% , 06/01/30 .................. 20 17,125
4.40% , 06/01/32 .................. 15 14,256
Visa, Inc.
2.05% , 04/15/30 .................. 15 12,827
1.10% , 02/15/31 .................. 10 7,872

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
4.30% , 12/14/45 .................. USD 25 $ 21,709
188,657
Food Products — 0.9%
Conagra Brands, Inc., 5.30%, 11/01/38 ..... 15 13,986
Hormel Foods Corp., 1.80%, 06/11/30 ..... 25 20,813
J M Smucker Co. (The), 6.50%, 11/15/53 ... 6 6,418
Kraft Heinz Foods Co., 4.38%, 06/01/46 .... 60 49,244
Tyson Foods, Inc., 5.10%, 09/28/48 ....... 20 17,436
107,897
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories
4.75% , 11/30/36 .................. 15 14,483
4.90% , 11/30/46 .................. 15 14,093
Baxter International, Inc.
(a)
2.54% , 02/01/32 .................. 15 12,177
3.13% , 12/01/51 .................. 10 6,238
Becton Dickinson & Co.
2.82% , 05/20/30 .................. 30 26,267
4.67% , 06/06/47 .................. 10 8,681
DH Europe Finance II SARL, 2.60%, 11/15/29 80 70,694
GE HealthCare Technologies, Inc., 5.65%,
11/15/27 ...................... 100 101,178
Medtronic Global Holdings SCA, 4.50%,
03/30/33 ...................... 15 14,342
Medtronic, Inc., 4.38%, 03/15/35 ........ 15 14,023
Solventum Corp.
(c)
5.60% , 03/23/34 .................. 10 9,828
5.90% , 04/30/54 .................. 7 6,727
298,731
Health Care Providers & Services — 7.0%
Aetna, Inc., 3.88%, 08/15/47 ........... 15 10,990
Cencora, Inc., 3.45%, 12/15/27 ......... 25 23,579
Centene Corp., 4.63%, 12/15/29 ......... 95 89,283
Cigna Group (The)
4.90% , 12/15/48 .................. 65 57,171
5.60% , 02/15/54 .................. 10 9,604
CVS Health Corp.
4.30% , 03/25/28 .................. 30 28,907
1.88% , 02/28/31 .................. 15 11,937
2.13% , 09/15/31 .................. 20 15,943
5.25% , 02/21/33 .................. 10 9,718
5.70% , 06/01/34 .................. 7 6,952
4.78% , 03/25/38 .................. 35 31,132
5.13% , 07/20/45 .................. 15 13,234
5.05% , 03/25/48 .................. 65 55,947
5.88% , 06/01/53 .................. 15 14,382
6.00% , 06/01/63 .................. 5 4,795
Elevance Health, Inc.
2.55% , 03/15/31 .................. 10 8,455
4.75% , 02/15/33 .................. 10 9,591
4.65% , 01/15/43 .................. 20 17,690
3.60% , 03/15/51 .................. 35 25,053
5.65% , 06/15/54 .................. 6 5,939
HCA, Inc.
5.63% , 09/01/28 .................. 10 10,056
5.88% , 02/01/29 .................. 10 10,148
4.13% , 06/15/29 .................. 10 9,420
3.50% , 09/01/30 .................. 10 8,950
2.38% , 07/15/31 .................. 15 12,233
3.63% , 03/15/32 .................. 10 8,719
5.50% , 06/01/33 .................. 20 19,776
5.25% , 06/15/49 .................. 10 8,875
3.50% , 07/15/51 .................. 45 30,024
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Humana, Inc.
2.15% , 02/03/32 .................. USD 15 $ 11,871
5.95% , 03/15/34 .................. 5 5,092
5.50% , 03/15/53 .................. 5 4,658
5.75% , 04/15/54 .................. 5 4,817
Laboratory Corp. of America Holdings, 4.70%,
02/01/45 ...................... 5 4,396
UnitedHealth Group, Inc.
4.25% , 01/15/29 .................. 20 19,341
4.00% , 05/15/29 .................. 20 19,118
4.20% , 05/15/32 .................. 51 47,739
5.35% , 02/15/33 .................. 15 15,158
6.88% , 02/15/38 .................. 10 11,407
3.05% , 05/15/41 .................. 15 11,083
4.20% , 01/15/47 .................. 5 4,133
4.75% , 05/15/52 .................. 92 81,334
6.05% , 02/15/63 .................. 15 15,771
5.20% , 04/15/63 .................. 15 13,879
838,300
Hotels, Restaurants & Leisure — 1.3%
Booking Holdings, Inc., 4.63%, 04/13/30 .... 10 9,766
Marriott International, Inc., Series GG, 3.50%,
10/15/32 ...................... 20 17,294
McDonald's Corp.
2.13% , 03/01/30 .................. 25 21,289
4.60% , 09/09/32 .................. 15 14,436
4.88% , 12/09/45 .................. 15 13,530
3.63% , 09/01/49 .................. 30 21,811
5.45% , 08/14/53 .................. 5 4,850
Starbucks Corp.
3.55% , 08/15/29 .................. 42 39,185
3.50% , 11/15/50 .................. 15 10,570
152,731
Industrial Conglomerates — 0.2%
3M Co.
2.88% , 10/15/27 .................. 20 18,580
3.25% , 08/26/49 .................. 10 6,784
25,364
Industrial REITs — 0.2%
Prologis LP, 4.75%, 06/15/33 ........... 20 19,205
Insurance — 1.7%
American International Group, Inc.
4.80% , 07/10/45 .................. 10 9,019
4.38% , 06/30/50 .................. 5 4,157
Aon Corp., 5.35%, 02/28/33 ........... 10 9,851
Aon North America, Inc.
5.45% , 03/01/34 .................. 10 9,896
5.75% , 03/01/54 .................. 15 14,760
Chubb INA Holdings LLC
4.35% , 11/03/45 .................. 15 12,915
3.05% , 12/15/61 .................. 15 9,524
Everest Reinsurance Holdings, Inc., 3.13%,
10/15/52 ...................... 11 6,783
Hartford Financial Services Group, Inc. (The),
3.60%, 08/19/49 ................. 10 7,249
Marsh & McLennan Cos., Inc.
4.90% , 03/15/49 .................. 10 8,957
5.70% , 09/15/53 .................. 5 5,016
MetLife, Inc.
4.55% , 03/23/30 .................. 15 14,661
5.70% , 06/15/35 .................. 15 15,304
4.05% , 03/01/45 .................. 27 21,735
5.00% , 07/15/52 .................. 10 9,120

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Progressive Corp. (The), 4.13%, 04/15/47 ... USD 10 $ 8,226
Prudential Financial, Inc., 4.35%, 02/25/50 .. 25 20,374
Travelers Cos., Inc. (The), 3.05%, 06/08/51
(a)
. 15 10,016
Willis North America, Inc., 5.90%, 03/05/54 .. 5 4,877
202,440
Interactive Media & Services — 0.2%
Alphabet, Inc.
1.10% , 08/15/30 .................. 15 12,159
2.05% , 08/15/50 .................. 10 5,686
2.25% , 08/15/60
(a)
................. 10 5,557
23,402
IT Services — 0.7%
International Business Machines Corp., 4.15%,
05/15/39 ...................... 100 85,805
Leisure Products — 0.1%
Hasbro, Inc., 3.90%, 11/19/29 .......... 10 9,165
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc., 2.80%, 10/15/41 30 21,340
Machinery — 0.9%
Cummins, Inc., 5.45%, 02/20/54 ......... 5 4,900
Deere & Co., 3.90%, 06/09/42 .......... 15 12,516
Illinois Tool Works, Inc., 3.90%, 09/01/42 ... 10 8,298
Ingersoll Rand, Inc., 5.70%, 08/14/33 ...... 7 7,133
Otis Worldwide Corp.
2.57% , 02/15/30 .................. 22 19,133
3.11% , 02/15/40 .................. 5 3,716
Parker-Hannifin Corp., 3.25%, 06/14/29 .... 40 36,550
Stanley Black & Decker, Inc., 2.30%, 03/15/30 22 18,558
110,804
Media — 6.3%
Charter Communications Operating LLC
4.20% , 03/15/28 .................. 13 12,227
5.05% , 03/30/29 .................. 13 12,448
2.30% , 02/01/32 .................. 10 7,657
4.40% , 04/01/33 .................. 6 5,275
6.65% , 02/01/34 .................. 5 5,063
6.38% , 10/23/35 .................. 15 14,630
3.50% , 03/01/42 .................. 15 9,949
6.48% , 10/23/45 .................. 43 39,708
4.80% , 03/01/50 .................. 51 37,624
3.85% , 04/01/61 .................. 33 19,401
Comcast Corp.
4.15% , 10/15/28 .................. 155 149,611
4.25% , 01/15/33 .................. 15 13,954
7.05% , 03/15/33 .................. 35 39,114
3.75% , 04/01/40 .................. 15 12,152
5.35% , 05/15/53 .................. 26 24,758
2.94% , 11/01/56 .................. 15 9,014
2.99% , 11/01/63 .................. 130 75,861
Discovery Communications LLC
3.95% , 03/20/28 .................. 55 51,472
5.20% , 09/20/47 .................. 20 16,176
4.00% , 09/15/55 .................. 8 5,086
Fox Corp.
4.71% , 01/25/29 .................. 15 14,661
5.48% , 01/25/39 .................. 10 9,443
5.58% , 01/25/49 .................. 10 9,129
Paramount Global
4.95% , 01/15/31
(a)
................. 15 13,430
4.38% , 03/15/43 .................. 30 20,480
Time Warner Cable Enterprises LLC, 8.38%,
07/15/33 ...................... 5 5,539
Security
Par (000)
Par (000) Value
Media (continued)
Time Warner Cable LLC
6.55% , 05/01/37 .................. USD 17 $ 16,121
5.50% , 09/01/41 .................. 27 22,520
Warnermedia Holdings, Inc.
4.28% , 03/15/32 .................. 35 30,606
5.05% , 03/15/42 .................. 10 8,264
5.14% , 03/15/52 .................. 45 35,464
5.39% , 03/15/62 .................. 10 7,866
754,703
Metals & Mining — 0.2%
Newmont Corp.
2.25% , 10/01/30 .................. 10 8,444
5.35% , 03/15/34
(c)
................. 5 4,961
6.25% , 10/01/39 .................. 10 10,491
23,896
Office REITs — 0.4%
Alexandria Real Estate Equities, Inc.
2.00% , 05/18/32 .................. 20 15,587
3.55% , 03/15/52 .................. 15 10,085
Boston Properties LP, 2.45%, 10/01/33 ..... 30 22,158
47,830
Personal Care Products — 0.1%
Kenvue, Inc.
5.05% , 03/22/53 .................. 10 9,389
5.20% , 03/22/63 .................. 5 4,705
14,094
Pharmaceuticals — 6.7%
Bristol-Myers Squibb Co.
3.90% , 02/20/28 .................. 15 14,441
3.40% , 07/26/29 .................. 26 24,085
1.45% , 11/13/30 .................. 25 20,084
2.95% , 03/15/32 .................. 25 21,428
5.20% , 02/22/34 .................. 20 19,866
4.13% , 06/15/39 .................. 20 17,275
4.25% , 10/26/49 .................. 60 48,919
5.55% , 02/22/54 .................. 5 4,927
6.40% , 11/15/63 .................. 10 10,886
5.65% , 02/22/64 .................. 10 9,768
Eli Lilly & Co.
4.70% , 02/09/34 .................. 15 14,567
2.25% , 05/15/50 .................. 15 8,661
5.00% , 02/09/54 .................. 15 14,220
4.95% , 02/27/63 .................. 10 9,259
5.10% , 02/09/64 .................. 5 4,730
GlaxoSmithKline Capital plc, 3.38%, 06/01/29 25 23,314
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/28 40 38,550
Johnson & Johnson, 3.70%, 03/01/46 ..... 80 63,961
Merck & Co., Inc.
1.45% , 06/24/30 .................. 35 28,605
3.70% , 02/10/45 .................. 60 47,061
5.00% , 05/17/53 .................. 25 23,347
2.90% , 12/10/61 .................. 10 5,957
5.15% , 05/17/63 .................. 5 4,713
Novartis Capital Corp.
2.20% , 08/14/30 .................. 30 25,818
2.75% , 08/14/50 .................. 25 16,068
Pfizer Investment Enterprises Pte. Ltd.
4.65% , 05/19/30 .................. 30 29,347
4.75% , 05/19/33 .................. 75 72,576
5.30% , 05/19/53 .................. 50 47,858
5.34% , 05/19/63 .................. 10 9,392
Pfizer, Inc.
3.45% , 03/15/29 .................. 15 14,109

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
7.20% , 03/15/39 .................. USD 35 $ 41,153
4.13% , 12/15/46 .................. 15 12,423
2.70% , 05/28/50 .................. 30 19,158
Royalty Pharma plc, 3.30%, 09/02/40 ..... 15 10,874
Takeda Pharmaceutical Co. Ltd., 3.18%,
07/09/50 ...................... 15 10,075
Zoetis, Inc., 5.60%, 11/16/32 ........... 15 15,314
802,789
Professional Services — 0.2%
Automatic Data Processing, Inc., 1.25%,
09/01/30 ...................... 15 12,015
Broadridge Financial Solutions, Inc., 2.90%,
12/01/29 ...................... 20 17,670
29,685
Real Estate Management & Development — 0.0%
CBRE Services, Inc., 5.95%, 08/15/34 ..... 5 5,015
Retail REITs — 0.1%
Brixmor Operating Partnership LP, 4.13%,
05/15/29 ...................... 10 9,378
Semiconductors & Semiconductor Equipment — 4.5%
Analog Devices, Inc., 2.95%, 10/01/51 ..... 5 3,250
Applied Materials, Inc., 4.35%, 04/01/47 .... 10 8,765
Broadcom, Inc.
2.45% , 02/15/31
(c)
................. 20 16,715
4.30% , 11/15/32 .................. 14 12,963
3.42% , 04/15/33
(c)
................. 10 8,535
3.47% , 04/15/34
(c)
................. 15 12,640
4.93% , 05/15/37
(c)
................. 75 69,784
3.50% , 02/15/41
(c)
................. 15 11,428
3.75% , 02/15/51
(c)
................. 5 3,683
Intel Corp.
1.60% , 08/12/28 .................. 90 78,364
5.13% , 02/10/30 .................. 25 24,970
4.60% , 03/25/40 .................. 10 9,023
2.80% , 08/12/41 .................. 85 58,931
3.73% , 12/08/47 .................. 10 7,392
3.05% , 08/12/51 .................. 35 22,111
5.90% , 02/10/63
(a)
................. 21 20,931
KLA Corp., 4.95%, 07/15/52 ........... 15 13,915
Lam Research Corp., 4.88%, 03/15/49 ..... 5 4,590
Marvell Technology, Inc., 2.95%, 04/15/31 ... 15 12,827
Micron Technology, Inc.
4.66% , 02/15/30 .................. 25 24,143
5.88% , 02/09/33 .................. 10 10,234
NVIDIA Corp., 3.50%, 04/01/40 ......... 20 16,529
NXP BV, 3.25%, 05/11/41 ............. 25 18,260
QUALCOMM, Inc.
1.65% , 05/20/32 .................. 10 7,795
4.80% , 05/20/45 .................. 10 9,285
4.50% , 05/20/52 .................. 10 8,607
6.00% , 05/20/53 .................. 10 10,734
Texas Instruments, Inc.
3.88% , 03/15/39 .................. 15 13,055
4.15% , 05/15/48 .................. 20 16,591
536,050
Software — 3.6%
Adobe, Inc., 2.30%, 02/01/30 ........... 10 8,695
Autodesk, Inc., 2.40%, 12/15/31 ......... 10 8,214
Intuit, Inc.
5.20% , 09/15/33 .................. 10 9,980
5.50% , 09/15/53 .................. 5 4,992
Microsoft Corp.
2.53% , 06/01/50 .................. 165 103,386
Security
Par (000)
Par (000) Value
Software (continued)
2.50% , 09/15/50
(a) (c)
................ USD 5 $ 3,098
Oracle Corp.
2.95% , 04/01/30 .................. 45 39,711
2.88% , 03/25/31 .................. 25 21,483
6.25% , 11/09/32 .................. 15 15,804
3.85% , 07/15/36 .................. 15 12,611
3.80% , 11/15/37 .................. 15 12,320
3.60% , 04/01/40 .................. 38 29,278
4.00% , 07/15/46 .................. 120 91,777
3.95% , 03/25/51 .................. 40 29,431
3.85% , 04/01/60 .................. 15 10,277
Salesforce, Inc.
1.95% , 07/15/31 .................. 15 12,275
2.90% , 07/15/51 .................. 20 12,831
Workday, Inc., 3.80%, 04/01/32 ......... 11 9,879
436,042
Specialized REITs — 0.7%
American Tower Corp.
2.10% , 06/15/30 .................. 10 8,298
1.88% , 10/15/30 .................. 10 8,070
5.55% , 07/15/33 .................. 10 9,952
3.10% , 06/15/50 .................. 15 9,609
Crown Castle, Inc.
2.10% , 04/01/31 .................. 15 12,074
5.80% , 03/01/34 .................. 10 10,072
2.90% , 04/01/41 .................. 20 13,853
Equinix, Inc., 2.50%, 05/15/31 .......... 10 8,298
80,226
Specialty Retail — 2.3%
AutoZone, Inc., 4.00%, 04/15/30 ......... 10 9,379
Home Depot, Inc. (The)
2.95% , 06/15/29 .................. 45 40,990
5.88% , 12/16/36 .................. 15 15,810
2.75% , 09/15/51 .................. 115 70,862
Lowe's Cos., Inc.
1.70% , 09/15/28 .................. 95 82,572
2.80% , 09/15/41 .................. 35 24,121
5.63% , 04/15/53 .................. 15 14,508
4.45% , 04/01/62
(a)
................. 20 15,495
273,737
Technology Hardware, Storage & Peripherals — 3.7%
Apple, Inc.
1.40% , 08/05/28 .................. 200 174,796
3.35% , 08/08/32 .................. 15 13,519
4.65% , 02/23/46 .................. 100 92,574
2.65% , 05/11/50 .................. 35 22,167
2.65% , 02/08/51 .................. 10 6,279
2.70% , 08/05/51 .................. 40 25,266
2.80% , 02/08/61 .................. 10 6,080
4.10% , 08/08/62 .................. 10 7,998
Dell International LLC
5.30% , 10/01/29 .................. 40 40,072
6.20% , 07/15/30 .................. 10 10,448
5.75% , 02/01/33 .................. 10 10,218
3.38% , 12/15/41 .................. 5 3,658
Hewlett Packard Enterprise Co.
(d)
6.20% , 10/15/35 .................. 15 15,825
6.35% , 10/15/45 .................. 5 5,299
HP, Inc.
2.65% , 06/17/31 .................. 10 8,398
6.00% , 09/15/41
(a)
................. 5 5,114
447,711

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.1%
Tapestry, Inc.
7.35% , 11/27/28 .................. USD 6 $ 6,214
7.85% , 11/27/33 .................. 10 10,535
16,749
Water Utilities — 0.1%
American Water Capital Corp., 3.75%, 09/01/47 10 7,582
Wireless Telecommunication Services — 0.6%
Rogers Communications, Inc.
3.80% , 03/15/32 .................. 10 8,865
5.00% , 03/15/44 .................. 8 7,161
4.35% , 05/01/49 .................. 20 15,848
4.55% , 03/15/52 .................. 10 8,125
Vodafone Group plc, 4.88%, 06/19/49
(a)
.... 37 32,309
72,308
Total Long-Term Investments — 96 .9%
(Cost: $ 13,549,902 ) ............................... 11,665,788
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 4.2%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.49%
(g)
.................. 254,112 $ 254,188
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.28% ................... 250,468 250,468
Total Short-Term Securities — 4 .2%
(Cost: $ 504,583 ) ................................. 504,656
Total Investments — 101 .1%
(Cost: $ 14,054,485 ) ............................... 12,170,444
Liabilities in Excess of Other Assets — (1.1) % ............. (136,883)
Net Assets — 100.0% ...............................
$ 12,033,561
(a)
All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
02/29/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/24
Shares
Held at
05/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 268,619 $ — $ (14,373)
(a)
$ 9 $ (67) $ 254,188 254,112 $ 255
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 290,000 — (39,532)
(a)
— — 250,468 250,468 2,606 —
$ 9 $ (67) $ 504,656 $ 2,861 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
May 31, 2024
iShares
®
ESG Advanced Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 11,665,788 $ — $ 11,665,788
Short-Term Securities
Money Market Funds ...................................... 504,656 — — 504,656
$ 504,656 $ 11,665,788 $ — $ 12,170,444
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
LIBOR London Interbank Offered Rate
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate